Goodwill and Intangible Assets - Summary of Change in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2014
Goodwill [Line Items]
Goodwill Net, Beginning Balance					$ 2,152,590
Goodwill Net, Ending Balance	2,138,175		2,282,671		2,152,590
Travelocity [Member]
Goodwill [Line Items]
Goodwill Accumulated Impairment Loss, Ending Balance	(1,383,000)		(1,247,000)
Discontinued Operations [Member]
Goodwill [Line Items]
Goodwill Gross, Beginning Balance	95,150		94,555
Goodwill Net, Beginning Balance	48,157		54,982
Adjustments			595	[1]
Disposals	(48,157)
Goodwill Gross, Ending Balance	46,993		95,150
Goodwill Accumulated Impairment Loss, Beginning Balance	(46,993)		(39,573)
Held for Sale			(7,420)
Goodwill Accumulated Impairment Loss, Ending Balance	(46,993)		(46,993)
Goodwill Net, Ending Balance			48,157
Continuing Operations [Member]
Goodwill [Line Items]
Goodwill Net, Beginning Balance	2,282,671		2,372,375
Acquired	399		39,713
Adjustments	(197)	[1]	(131)	[1]
Impairment	(135,598)		(128,708)
Disposals	(9,100)
Held for Sale			(578)
Goodwill Net, Ending Balance	2,138,175		2,282,671
Continuing Operations [Member] | Travel Network [Member]
Goodwill [Line Items]
Goodwill Net, Beginning Balance	1,812,484		1,813,215
Acquired	399
Adjustments	(197)	[1]	(153)	[1]
Held for Sale			(578)
Goodwill Net, Ending Balance	1,812,686		1,812,484
Continuing Operations [Member] | Airline And Hospitality Solutions [Member]
Goodwill [Line Items]
Goodwill Net, Beginning Balance			285,754
Acquired			39,713
Adjustments			22	[1]
Goodwill Net, Ending Balance	325,489		325,489
Continuing Operations [Member] | Travelocity [Member]
Goodwill [Line Items]
Goodwill Net, Beginning Balance	144,698		273,406
Impairment	(135,598)		(128,708)
Disposals	(9,100)
Goodwill Net, Ending Balance			144,698
Segment Continuing And Discontinued Operations [Member]
Goodwill [Line Items]
Goodwill Net, Beginning Balance	2,330,828		2,427,357
Acquired	399		39,713
Adjustments	(197)	[1]	464	[1]
Impairment	(135,598)		(128,708)
Disposals	(57,257)
Held for Sale			(7,998)
Goodwill Net, Ending Balance	$ 2,138,175		$ 2,330,828

[1]	Includes net foreign currency effects during the year.